CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2010	$ 83,950	$ 90,903,896	$ (306,841)	$ (101,278,870)	$ (10,597,865)
Balance (in shares) at Mar. 31, 2010	83,950,168		100,000
Net income (Loss)				(13,582,159)	(13,582,159)
Common shares issued in lieu of cash in payment of preferred share derivative interest expense	21,242	1,261,999			1,283,240
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)	21,241,590
Common shares issued pursuant to the conversion of Convertible Preferred Derivatives	70,649	4,394,935			4,465,584
Common shares issued pursuant to the conversion of Convertible Preferred Derivatives (in shares)	70,649,154
Non-cash compensation through the issuance of stock options		42,017			42,017
Common shares issued pursuant to ANDA purchase agreement dated 5/18/2010	938	74,062			75,000
Common shares issued pursuant to ANDA purchase agreement dated 5/18/2010 (in shares)	937,500
Common shares issued in lieu of cash in payment of consulting expenses	343	13,394			13,737
Common shares issued in lieu of cash in payment of consulting expenses (in shares)	343,425
Common shares issued in payment of Director's Fees	2,494	97,249			99,743
Stock Issued During Period Shares Payment Of Directors Fees (in shares)	2,493,589
Common shares issued in payment of employee salaries	930	36,280			37,210
Common shares issued in payment of employee salaries (in shares)	930,231
Proceeds received in exchange for beneficial conversion provisions embedded in Series E Preferred Shares		292,213			292,213
Balance at Mar. 31, 2011	180,546	97,116,044	(306,841)	(114,861,029)	(17,871,280)
Balance (in shares) at Mar. 31, 2011	180,545,657		100,000
Net income (Loss)				(15,058,274)	(15,058,274)
Common shares issued in lieu of cash in payment of preferred share derivative interest expense	8,410	627,769			636,179
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)	8,410,374
Common shares issued pursuant to the conversion of Convertible Preferred Derivatives	140,493	17,023,687			17,164,181
Common shares issued pursuant to the conversion of Convertible Preferred Derivatives (in shares)	140,493,195
Non-cash compensation through the issuance of stock options		24,452			24,452
Costs associated with raising capital		(342,169)			(342,169)
Common shares issued in payment of Director's Fees	1,506	144,388			145,894
Stock Issued During Period Shares Payment Of Directors Fees (in shares)	1,505,613
Common shares issued in payment of employee salaries	695	66,641			67,336
Common shares issued in payment of employee salaries (in shares)	694,889
Proceeds received in exchange for beneficial conversion provisions embedded in Series E Preferred Shares		250,000			250,000
Balance at Mar. 31, 2012	331,650	114,910,812	(306,841)	(129,919,303)	(14,983,682)
Balance (in shares) at Mar. 31, 2012	331,649,738		100,000
Net income (Loss)				(109,023)	(109,023)
Common shares issued in lieu of cash in payment of preferred share derivative interest expense	1,512	153,672			155,184
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)	1,512,272
Conversion of Series B, Series C and Series E Preferred Shares into Common Shares	13,918	1,881,033			1,894,951
Conversion of Series B, Series C and Series E Preferred Shares into Common Shares (in shares)	13,917,061
Non-cash compensation through the issuance of stock options		36,379			36,379
Costs associated with raising capital		(9,856)			(9,856)
Issuance of Common Shares pursuant to the exercise of Warrants	3,262	219,123			222,385
Issuance of Common Shares pursuant to the exercise of Warrants (in shares)	3,261,227
Proceeds received in exchange for beneficial conversion provisions embedded in Series E Preferred Shares		437,500			437,500
Balance at Dec. 31, 2012	$ 350,342	$ 117,628,663	$ (306,841)	$ (130,028,326)	$ (12,356,162)
Balance (in shares) at Dec. 31, 2012	350,340,298		100,000